MASSMUTUAL PREMIER FUNDS

Supplement dated April 15, 2010 to the

Statement of Additional Information dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information replaces similar information found in the footnotes to the chart on pages 59-60 in the section titled Control Persons And Principal Holders Of Securities:

1	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 75.29% of MassMutual Premier Money Market Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

2	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 83.29% of MassMutual Premier Short-Duration Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

3	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 72.95% of MassMutual Premier Inflation-Protected and Income Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

4	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 89.80% of MassMutual Premier Core Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

5	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 73.21% of MassMutual Premier Diversified Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

6	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 70.64% of MassMutual Premier High Yield Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

7	As of February 1, 2010, MassMutual Select Destination Retirement 2020 Fund, 1295 State Street, Springfield, MA 01111, owned 29.10% of MassMutual Premier International Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual Select Destination Retirement 2020 Fund. MassMutual Select Destination Retirement 2020 Fund is organized under the laws of Massachusetts.

8	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 97.18% of MassMutual Premier Balanced Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

9	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 95.26% of MassMutual Premier Value Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

10	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 67.35% of MassMutual Premier Enhanced Index Value Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

11	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 79.63% of MassMutual Premier Enhanced Index Core Equity Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

12	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 96.42% of MassMutual Premier Main Street Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

13	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 93.75% of MassMutual Premier Capital Appreciation Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

14	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 55.67% of MassMutual Premier Enhanced Index Growth Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

15	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 64.31% of MassMutual Premier Discovery Value Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

16	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 48.77% of MassMutual Premier Main Street Small Cap Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

17	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 95.29%, of MassMutual Premier Small Company Opportunities Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

18	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 95.37% of MassMutual Premier Global Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

19	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 92.80% of MassMutual Premier International Equity Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

20	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 74.66% of MassMutual Premier Focused International Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

21	As of February 1, 2010, MassMutual, 1295 State Street, Springfield, MA 01111, owned 52.23% of MassMutual Premier Strategic Emerging Markets Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-10-01